Income Tax	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax
Note 13—Income Tax
We account for income taxes under the asset and liability method. For the TRSs, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. We provide a valuation allowance, from time to time, for deferred tax assets for which we do not consider realization of such assets to be more likely than not.
As of June 30, 2017, there were no deferred tax assets and liabilities or unrecognized tax benefits recorded. We do not anticipate a significant change in unrecognized tax benefits within the next 12 months.
During the six months ended June 30, 2017, we sold assets subject to Section 337(d) of the Code (see additional discussion in Note 2). These transactions resulted in $1,987 of current income tax expense which has been recorded in gain on sale of property, net of tax on the condensed consolidated statement of operations.